Income Taxes Components of Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Domestic	$ (8,549)	$ (11,038)
Foreign	(40,044)	(1,642)
Total	$ (48,593)	$ (12,680)